Lease Prepayments	12 Months Ended
Dec. 31, 2013
Lease Prepayments [Abstract]
Lease Prepayments
(8) Lease Prepayments

The balance represents the lease prepayments of land use rights of the Group as follows:

	December 31, 2013		December 31, 2012
	RMB	US$	RMB
Non-current portion	18,999	3,138	19,523
Current portion - amount charged to expense next year	454	75	454
	19,453	3,213	19,977

As of December 31, 2013, total prepaid land use rights were pledged to banks as collateral for short-term bank loans and credit limit in bank (see Note 12).

Land use rights amortization for the year ended December 31, 2013, 2012 and 2011 were RMB454 (US$75), RMB454 and RMB454, respectively.

As of December 31, 2013, prepaid land use rights of the Group included certain parcels of land located in Weifang City, Shandong Province, the PRC, with a net book value of RMB19,453 (US$3,213). The land use rights for land with area of approximately 43,878 square meters, 5,279 square meters and 25,094 square meters will expire in November 2050, May 2053 and February 2055, respectively.